SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20—SUBSEQUENT EVENTS

In connection with the preparation of the consolidated financial statements for the year ended December 31, 2021, the Company evaluated subsequent events and concluded there were no subsequent events that required recognition in the consolidated financial statements.

International Manufacturing Expansion

On February 27, 2022, the Company announced that it has selected King Abdullah Economic City (“KAEC”) in the Kingdom of Saudi Arabia as the location of its first international manufacturing plant and signed related agreements with the Ministry of Investment of Saudi Arabia, the Saudi Industrial Development Fund, and the Economic City at KAEC. Lucid estimates that the location of its first international manufacturing plant in the Kingdom of Saudi Arabia may result in up to $3.4 billion of value to Lucid over 15 years. Construction of the plant is expected to start in the first half of 2022 and at its peak, the Company expects the KAEC facility to manufacture up to 150,000 vehicles per year. The operations at the new plant would initially consist of re-assembly of Lucid Air vehicle “kits” pre-manufactured in the U.S. and, over time, production of complete vehicles. The new manufacturing plant will be fully owned by the Company.